Long-Term Investments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 17, 2025	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023
Long-Term Investments [Line Items]
Investments consideration	$ 1,691,700		$ 1,691,700		$ 1,480,800
Net loss	(10,843,900)	$ (2,772,800)	(14,786,000)	$ (7,043,100)
Equity loss	300		(2,100)
Investments	213,000		213,000
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Investments consideration							$ 1,500,000	$ 1,500,000	$ 1,500,000
Ownership percentage							25.00%	25.00%	25.00%
Net loss	1,300		8,100
Equity loss	$ 300		$ 2,100
Wardour Studios [Member]
Long-Term Investments [Line Items]
Ownership percentage						50.00%
AIFlix [Member]
Long-Term Investments [Line Items]
Ownership percentage						50.00%
MarsLand [Member]
Long-Term Investments [Line Items]
Ownership percentage	30.00%		30.00%		30.00%
Investments
DaoMax [Member]
Long-Term Investments [Line Items]
Ownership percentage	7.60%		7.60%		7.60%
Investments
Impairment provided against investment					$ 546,000